Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment [Table Text Block]
	2018					2017
	Balance at Jan. 1	Reallocation	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31	Balance at Jan. 1	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31
Mobility	$-	$44,108	$-	$-	$44,108	$-	$-	$-	$-
Entertainment Group	39,280	(860)	-	(11)	38,409	39,053	210	17	39,280
Business Wireline	-	17,827	422	(215)	18,034	-	-	-	-
Communications	39,280	61,075	422	(226)	100,551	39,053	210	17	39,280
WarnerMedia	-	681	40,036	(19)	40,698	-	-	-	-
Latin America	4,234	(32)	-	(484)	3,718	4,264	-	(30)	4,234
Xandr	-	211	1,220	(28)	1,403	-	-	-	-
Business Solutions	45,395	(45,395)	-	-	-	45,364	-	31	45,395
Consumer Mobility	16,540	(16,540)	-	-	-	16,526	-	14	16,540
Total	$105,449	$-	$41,678	$(757)	$146,370	$105,207	$210	$32	$105,449

Schedule Of Amortized Intangible Assets [Table Text Block]
		2018			2017
Other Intangible Assets	Weighted-Average Life	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions		$244	$212	$-	$764	$683	$-
BellSouth Corporation		-	-	-	2,370	2,370	-
WarnerMedia		73	15	-	-	-	-
AppNexus		75	20	-	-	-	-
DIRECTV		19,551	11,852	(216)	19,551	8,950	(141)
AT&T Corp.		67	36	-	33	29	-
Mexican wireless		506	316	(98)	506	278	(97)
Subtotal	9.1 years	20,516	12,451	(314)	23,224	12,310	(238)
Trademarks and trade names	38.6 years	18,371	293	(7)	2,942	2,366	(6)
Distribution network	10.0 years	18,040	971	-	-	-	-
Released television and film content	10.8 years	10,814	2,988	-	-	-	-
Other	18.8 years	11,624	907	(25)	781	335	(3)
Total	17.8 years	$79,365	$17,610	$(346)	$26,947	$15,011	$(247)

Indefinite-lived intangible assets not subject to amortization, net of currency translation adjustment:
Licenses:
Wireless licenses		$84,442			$84,434
Orbital slots		11,702			11,702
Trade names		6,274			6,451
Total		$102,418			$102,587

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization [Table Text Block]
		2018			2017
Other Intangible Assets	Weighted-Average Life	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions		$244	$212	$-	$764	$683	$-
BellSouth Corporation		-	-	-	2,370	2,370	-
WarnerMedia		73	15	-	-	-	-
AppNexus		75	20	-	-	-	-
DIRECTV		19,551	11,852	(216)	19,551	8,950	(141)
AT&T Corp.		67	36	-	33	29	-
Mexican wireless		506	316	(98)	506	278	(97)
Subtotal	9.1 years	20,516	12,451	(314)	23,224	12,310	(238)
Trademarks and trade names	38.6 years	18,371	293	(7)	2,942	2,366	(6)
Distribution network	10.0 years	18,040	971	-	-	-	-
Released television and film content	10.8 years	10,814	2,988	-	-	-	-
Other	18.8 years	11,624	907	(25)	781	335	(3)
Total	17.8 years	$79,365	$17,610	$(346)	$26,947	$15,011	$(247)

Indefinite-lived intangible assets not subject to amortization, net of currency translation adjustment:
Licenses:
Wireless licenses		$84,442			$84,434
Orbital slots		11,702			11,702
Trade names		6,274			6,451
Total		$102,418			$102,587